Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 424	$ 446	$ 613
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	193	174	183
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	124	66	62
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	66	104	117
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	3	4	4
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	231	272	430
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	138	187	334
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	20	17	29
Credit Card Receivable [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	56	52	51
Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	13	13	14
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 4	$ 3	$ 2